Leasing Arrangements	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Leasing Arrangements

Note 6. Leasing Arrangements

Operating Leases

The Company leases its laboratory, research facility and administrative office space under various operating leases. The Company also leases scientific equipment under various finance leases. Following the Business Disposals, the Company has assigned its office leases in North Carolina and New Jersey to Buyer.

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liabilities, and operating lease liabilities, non-current on its unaudited condensed consolidated balance sheets. Finance leases are included in fixed assets, net of accumulated depreciation and obligations under finance leases.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease obligations represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and operating lease obligations are recognized based on the present value of the future minimum lease payments over the lease term at the commencement date. As the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The Company’s incremental borrowing rate was determined by adjusting its secured borrowing interest rate for the longer-term nature of its leases. The Company’s variable lease payments primarily consist of maintenance and other operating expenses from its real estate leases. Variable lease payments are excluded from the ROU assets and lease liabilities and are recognized in the period in which the obligation for those payments is incurred. The operating lease ROU asset also includes any lease payments made and excludes lease incentives incurred. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

The Company has lease agreements with lease and non-lease components. The Company has elected to account for these lease and non-lease components as a single lease component. The Company is also electing not to apply the recognition requirements to short-term leases of twelve months or less and instead will recognize lease payments as expense on a straight-line basis over the lease term.

The components of operating and finance lease expense were as follows for the three and six months ended June 30, 2020 and 2019, respectively, for continuing operations (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Finance lease cost:
Amortization of right-of use assets	$13	11	34	16
Interest on lease liabilities	4	4	7	5
Operating lease cost	60	44	116	87
Short-term lease cost	17	29	45	54
Variable lease cost	3	15	18	45
	$97	$103	$220	$207

Supplemental cash flow related to leases of the Company’s continuing operations was as follows for the three and six months ended June 30, 2020 and 2019 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Cash paid amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$59	$55	$116	$110
Financing cash flows used for finance leases	10	15	23	25

Other supplemental information related to leases of the Company’s continuing operations was as follows at June 30, 2020 and 2019, respectively:

	Six months ended June 30, 2020	Six months ended June 30, 2019
Weighted average remaining lease term (in years)
Operating leases	1.06	1.49
Finance leases	3.17	4.19

Weighted average discount rate
Operating leases	8.06%	7.96%
Finance leases	8.45%	9.08%

At June 30, 2020, future estimated minimum lease payments under non-cancelable operating leases were as follows (in thousands):

	Finance Leases	Operating Leases	Total
2020 (remaining 6 months)	$61	$76	$137
2021	45	20	65
2022	35	11	46
2023	35	2	37
2024	8	—	8
Total minimum lease payments	$184	109	293
Less amount representing interest	17	5	22
Present value of net minimum obligations	167	104	271
Less current obligation under finance and operating leases	70	93	163
Long-term obligation under finance and operating leases	$97	$11	$108

Note 7. Lease Commitments

Operating Leases

The Company leases its laboratory, research facility and administrative office space under various operating leases. Following the Business Disposals, the Company assigned its office leases in North Carolina and New Jersey to Buyer. At December 31, 2019, the Company has approximately 5,800 square feet in Hershey, Pennsylvania and 1,959 square feet in Bundoora, Australia. The Company has escalating lease agreements for its Pennsylvania and Australia spaces, which expire in November 2020 and June 2021, respectively. These leases require monthly rent with periodic rent increases. The difference between minimum rent and straight-line rent was recorded as deferred rent payable until the adoption of ASC 842 on January 1, 2019, as described in Note 1. The terms of the Company’s former New Jersey lease required that a $350 thousand security deposit for the facility be held in a stand by letter of credit in favor of the landlord (see Note 9). In addition, under the assignment of leases related to the Company’s New Jersey headquarters, the Buyer became obligated to replace the $350 thousand letter of credit held by the New Jersey landlord and secured by the Company’s cash collateral in August 2019; however, the letter of credit was not replaced until April 2020. The cash collateral was released on May 20, 2020.

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, obligations under operating leases, current portion, and obligations under operating leases, less current portion on its Consolidated Balance Sheets.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease obligations represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and operating lease obligations are recognized based on the present value of the future minimum lease payments over the lease term at the commencement date. As the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The Company’s incremental borrowing rate was determined by adjusting its secured borrowing interest rate for the longer-term nature of its leases. The Company’s variable lease payments primarily consist of maintenance and other operating expenses from its real estate leases. Variable lease payments are excluded from the ROU assets and lease liabilities and are recognized in the period in which the obligation for those payments is incurred. The operating lease ROU asset also includes any lease payments made and excludes lease incentives incurred. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

The Company has lease agreements with lease and non-lease components. The Company has elected to account for these lease and non-lease components as a single lease component. The Company is also electing not to apply the recognition requirements to short-term leases of twelve months or less and instead will recognize lease payments as expense on a straight-line basis over the lease term.

The components of operating and finance lease expense were as follows for the year ended December 31, 2019 for continuing operations (in thousands):

Finance lease cost:
Amortization of right-of use assets	$35
Interest on lease liabilities	13
Operating lease cost	220
Short-term lease cost	109
Variable lease cost	55
$432

Supplemental cash flow related to operating leases of the Company’s continuing operations was as follows for the year ended December 31, 2019 (in thousands):

Cash paid amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$220

The Company did not enter into any significant operating leases during the year ended December 31, 2019.

Finance Leases

The Company also leases scientific equipment under various finance leases, which have been capitalized at the present value of the minimum lease payments. Finance leases are included in fixed assets, net of accumulated depreciation and obligations under finance leases. The equipment under these finance leases had a cost of $302 thousand and accumulated depreciation of $84 thousand, as of December 31, 2019.

Minimum future lease payments under all finance and operating leases as of December 31, 2019 are as follows (in thousands):

	Finance Leases	Operating Leases	Total
December 31,
2020	$84	$209	$293
2021	44	11	55
2022	36	—	36
2023	36	—	36
2024	9	—	9
Total minimum lease payments	209	220	429
Less amount representing interest	34	17	51
Present value of net minimum obligations	175	203	378
Less current obligation under finance and operating leases	68	193	261
Long-term obligation under finance and operating leases	$107	$10	$117

Other supplemental information related to operating and finance leases of the Company’s continuing operations was as follows at December 31, 2019:

Weighted average remaining lease term (in years):
Operating leases	0.99
Finance leases	3.35

Weighted average discount rate:
Operating leases	7.98%
Finance leases	8.21%